SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	4,218,170	4,218,170	4,267,170	1,756,670
Number of stock options, Exercisable	2,960,670	2,960,670
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	20,000	20,000
Number of stock options, Exercisable	20,000	20,000
Number of stock options, Expiry date	Jun. 03, 2026
Number of stock options, Exercise price | (per share)	$ 15.07	$ 21.00
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	6,670	6,670
Number of stock options, Exercisable	6,670	6,670
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 14.35	$ 20.00
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	360,000	360,000
Number of stock options, Exercisable	360,000	360,000
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 6.38	$ 8.90
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	120,000	120,000
Number of stock options, Exercisable	120,000	120,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 7.17	$ 10.00
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	220,000	220,000
Number of stock options, Exercisable	220,000	220,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 2.96	$ 4.13
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	100,000	100,000
Number of stock options, Exercisable	100,000	100,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 2.96	$ 4.13
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	40,000	40,000
Number of stock options, Exercisable	40,000	40,000
Number of stock options, Expiry date	Nov. 25, 2027
Number of stock options, Exercise price | (per share)	$ 3.60	$ 5.03
Stock option eight [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	99,000	99,000
Number of stock options, Exercisable	91,000	91,000
Number of stock options, Expiry date	Apr. 18, 2033
Number of stock options, Exercise price | (per share)	$ 2.87	$ 4.00
Stock option nine [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	441,000	441,000
Number of stock options, Exercisable	146,333	146,333
Number of stock options, Expiry date	Aug. 14, 2034
Number of stock options, Exercise price | (per share)	$ 1.78	$ 2.47
Stock option ten [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	105,000	105,000
Number of stock options, Exercisable	35,000	35,000
Number of stock options, Expiry date	Jan. 15, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 8.92
Stock option eleven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	500,000	500,000
Number of stock options, Exercisable	500,000	500,000
Number of stock options, Expiry date	Feb. 02, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 8.92
Stock option twelve [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	30,000	30,000
Number of stock options, Exercisable	10,000	10,000
Number of stock options, Expiry date	Jun. 20, 2035
Number of stock options, Exercise price | (per share)	$ 1.775	$ 2.47
Stock option thirteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	177,000	177,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Jun. 20, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 8.92
Stock option fourteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	224,000	224,000
Number of stock options, Exercisable	6,667	6,667
Number of stock options, Expiry date	Oct. 09, 2035
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.15
Stock option fifteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	500,000	500,000
Number of stock options, Exercisable	500,000	500,000
Number of stock options, Exercise price | (per share)	$ 6.00	$ 8.36
Number of stock options, Expiry date	Dec. 30, 2035
Stock option sixteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	1,250,500	1,250,500
Number of stock options, Exercisable	805,000	805,000
Number of stock options, Expiry date	Dec. 30, 2035
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.15
Stock Option Seventeen [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	25,000	25,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Mar. 27, 2036
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.15